Income Taxes - Reconciliation of Expected Income Tax Expense at Federal Statutory Rate of 21 Percent to the Company's Applicable Income Tax Expense (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Net income tax benefit	$ (79)
MUFG Union Bank [Member]
Net income tax benefit	$ 79